DISCLOSURE OF OTHER INFORMATION (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	100.00%
Empresas Copec S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	99.97805%
Chilur S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	0.02111%
Administradora Sintra Ltda. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	0.00076%
Antarchile S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	0.00008%